Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	14,814,357
Proposed Maximum Offering Price per Unit	5.20
Maximum Aggregate Offering Price	$ 77,034,656.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,638.49
Offering Note	(a) In accordance with Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, reverse stock splits, stock dividends or similar transactions with respect to the shares being registered. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of $5.20, which is the average of the high and low prices of a share of Common Stock as reported on the New York Stock Exchange on May 15, 2026.